Document and Entity Information	Nov. 04, 2020
Cover [Abstract]
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001299130
Document Type	8-K
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	Pacific Biosciences of California, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34899
Entity Tax Identification Number	16-1590339
Entity Address, Address Line One	1305 O’Brien Drive
Entity Address, City or Town	Menlo Park
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	521-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PACB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false